Subsequent Events (Details Narrative)		1 Months Ended
	Oct. 12, 2021 shares	Nov. 05, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 shares
IfrsStatementLineItems [Line Items]
Number of shares issued			75,000
Options outstanding			3,016,200
Total consideration | $			$ 200,850,664
Consulting Fees | $		$ 3,000,000
After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Stock issued for services, shares	120,000
After Reporting Events [Member] | Golden Valley Shareholders [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		2.1417
After Reporting Events [Member] | Abitibi Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		4.6119
After Reporting Events [Member] | Golden Valley Shareholders & Abitibi Shareholders [Member]
IfrsStatementLineItems [Line Items]
Business acquisition, shares issued		61,104,200
Options outstanding		1,166,389
Number of options issued		2,498,045
Total consideration | $		$ 306,000,000
Acquisitions Through Business Combinations Cash and Marketable Securities | $		$ 35,000,000